Exploration Expenditures	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration Expenditures [Abstract]
Exploration Expenditures

12.	EXPLORATION EXPENDITURES

The following table summarizes the Company’s exploration expenditures related to the Thacker Pass project:

	For the years ended December 31,
	2019 $	2018 $

Drilling and geological expenses	533	1,319
Permitting and environmental	227	3,239
Engineering	1,063	173
Consulting and salaries	5,574	4,255
Field supplies and other	757	552
Depreciation	371	477
Total exploration expenditures	8,525	10,015

During Q2 2019, Lithium Nevada entered into a mining design, consulting and mining operations agreement with a mining contractor on its Thacker Pass project. According to the agreement, Lithium Nevada will receive $3,500 from the mining contractor in seven consecutive equal quarterly instalments, of which $1,500 was received during the year ended December 31, 2019, and recorded in other liabilities (Note 8). Lithium Nevada will pay a success fee to the mining contractor of $4,650 payable upon achieving commercial mining milestones or will repay $3,500 without interest if a final project investment decision is not made by 2024.